KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2023	06/30/2022	06/30/2021
Salaries, social security and other benefits	1,587,773	2,611,603	1,721,157
Share-based incentives	3,415,108	1,430,745	1,655,135
Total	5,002,881	4,042,348	3,376,292